Contractual Commitments - Agreements of Extension of Concessions - Additional Information (Detail) - USD ($) $ in Millions	Mar. 07, 2023	Feb. 03, 2023
Aguarague [member] | Memorandum Of Agreement [Member] | Extension of Exploitation Concessions [Member]
Unconventional exploration concessions
Payments of contractual commitments fee		$ 14.2
Term of extension		10 years
Offshore exploration permit CAN 102 [Member] | Extension Of The Exploratory Period [Member]
Unconventional exploration concessions
Term of extension	1 year